Non-Controlling Interest	6 Months Ended
Apr. 30, 2022
Non-Controlling Interest [Abstract]
Non-Controlling Interest	Non-Controlling Interest
On January 26, 2022, the Company entered into a joint venture agreement with ECO STOR AS (“ECO STOR”) and Morrow Batteries AS (“Morrow”) to form Li-Cycle Norway AS which will construct a new commercial lithium-ion battery recycling facility in southern Norway. Li-Cycle is the majority owner of Li-Cycle Norway AS with 67% ownership, with ECO STOR and Morrow being minority owners and Nordic-headquartered strategic partners with 31% and 2% ownership, respectively. These holdings allow the shareholders to nominate 2 Directors, 1 Director, and 1 observer respectively with their ownership holdings.

Summarized financial information for Li-Cycle Norway AS is as follows:

April 30, 2022
$
Current assets	1,000,000
Current liabilities	71,739
Net assets	928,261
Net assets attributable to non-controlling interest	306,326

Three and six months ended April 30, 2022
$
Revenue	—
Expenses	71,739
Net loss	(71,739)
Net loss attributable to non-controlling interest	(23,674)